Employee Benefits - Summary of Cash Contributions and Payments made by Bank to Principal Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Contributions	$ 396	$ 418	$ 557
SPP [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions	196	238	286
All other plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions	53	78	185
Other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions	78	61	51
Defined contribution pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions	$ 69	$ 41	$ 35